FLOW THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2024
FLOW THROUGH SHARE PREMIUM LIABILITY
FLOW-THROUGH SHARE PREMIUM LIABILITY

13. FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability portion of the Company’s flow-through share issuances:

	August 26,	September 2,	June 23,	June 14,
	2022	2022	2023	2024	Total
Balance, December 31, 2022	$872	$170	$-	$-	$1,042
Settlement of flow-through share premium liability upon incurring eligible expenditures	(872)	(170)	(534)	-	(1,576)
Liability incurred for flow-through share issued June 23, 2023	-	-	1,759	-	1,759
Balance, December 31, 2023	$-	$-	$1,225	$-	$1,225
Settlement of flow-through share premium liability upon incurring eligible expenditures	-	-	(1,225)	(822)	(2,047)
Liability incurred for flow-through share issued June 14, 2024	-	-	-	1,799	1,799
Balance, December 31, 2024	$-	$-	$-	$977	$977

As at December 31, 2024, the Company had $4,197,000 (December 31, 2023 – $3,482,000) of unspent flow-through expenditure commitments, which is required to be spent by December 31, 2025.